CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 430,841	$ 38,618
Restricted cash, current portion	1,268
Accounts receivable, net	45,486	20,787
Inventory	33,208	17,628
Deferred cost of revenue, current portion	7,835	6,782
Prepaid expenses and other current assets	17,369	3,840
Total current assets	536,007	87,655
Property and equipment, net	1,874	847
Deferred cost of revenue	18,334	10,072
Goodwill	12,666	4,162
Other long-term assets	10,802	1,113
Total assets	579,683	103,849
Current liabilities
Accounts payable	6,149	2,275
Accrued expenses and other current liabilities	22,234	9,555
Deferred revenue, current portion	42,185	19,348
Current portion of long-term debt		1,651
Total current liabilities	70,568	32,829
Long-term debt, net		3,169
Deferred revenue	53,412	34,153
Other long-term liabilities	6,201	516
Total liabilities	130,181	70,667
Commitments and contingencies (Note 12)
Convertible preferred stock, $0.0001 par value; 50,000 and 105,995 shares authorized as of December 31, 2021 and December 31, 2020; no shares of preferred stock issued and outstanding as of December 31, 2021; 104,822 shares issued and outstanding as of December 31, 2020		111,432
Stockholders' equity (deficit)
Common stock, $0.0001 par value; 500,000 and 140,595 shares authorized as of December 31, 2021 and December 31, 2020; 193,864 and 10,376 shares issued and outstanding as of December 31, 2021 and December 31, 2020	19
Additional paid-in capital	604,077	4,157
Accumulated deficit	(154,603)	(82,642)
Accumulated other comprehensive income	9	235
Total stockholders' equity (deficit)	449,502	(78,250)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 579,683	$ 103,849